Segment information - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) segment	Sep. 30, 2025 USD ($)	Dec. 31, 2025 segment
Segment Reporting [Line Items]
Number of reportable segments | segment			2		3
Total consolidated	$ 63	$ 514	$ 543	$ 1,909
Cespira | Operating Segments
Segment Reporting [Line Items]
Total consolidated	$ 784	$ 1,325	$ 3,326	$ 2,896